Business Combinations - Summary of Loans at Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 15, 2014
Loans At Acquisition Date [Line Items]
Acquired Impaired Loans	$ 9,027
Acquired Performing Loans	140,899
Total Acquired Loans	149,926
Commercial, financial, and agricultural [Member]
Loans At Acquisition Date [Line Items]
Acquired Impaired Loans	929
Acquired Performing Loans	22,274
Total Acquired Loans	23,203
Real estate - mortgage [Member]
Loans At Acquisition Date [Line Items]
Acquired Impaired Loans	6,844
Acquired Performing Loans	105,361
Total Acquired Loans	112,205
Real estate - construction [Member]
Loans At Acquisition Date [Line Items]
Acquired Impaired Loans	918
Acquired Performing Loans	7,377
Total Acquired Loans	8,295
Consumer [Member]
Loans At Acquisition Date [Line Items]
Acquired Impaired Loans	336
Acquired Performing Loans	5,887
Total Acquired Loans	$ 6,223